Note 17 - Lease Obligations (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future Minimum Lease Payments [Abstract]
December 31, 2015	$ 9,245
December 31, 2016	4,204
December 31, 2017	3,806
December 31, 2018	9,856
December 31, 2019	28,312
Total minimum lease payments	55,423
Less: imputed interest	(17,413)
Present value of minimum lease payments	38,010
Current portion of capitalized lease obligations	5,225
Long term capitalized lease obligations	$ 32,785